Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 529,127,955.88
Previously Paid Amount	0.00
Total Fee Amount	73,072.57
Total Offset Amount	0.00
Net Fee	$ 73,072.57
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A